Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

On May 21, 2024, the Company changed its name from “FLJ Group Limited” to “XChange TEC.INC”. (Note 1)

Effective on May 20, 2024, the Company increased its authorized share capital from (i) US$1,000,000 divided into 10,000,000,000,000 shares of a nominal or par value of US$ 0.0000001 each, of which 8,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 1,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, to (ii) US$48,000,000 divided into 480,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 419,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 60,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, by the creation of an additional 411,000,000,000,000 unissued Class A ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class A ordinary shares and 59,000,000,000,000 unissued Class B ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class B ordinary shares.

On June 6, 2024, the Company and Burgeon Capital entered into a share subscription agreement and a payoff letter (collectively, the “Conversion Documents”), pursuant to which, the Company agreed to issue to Burgeon Capital and Burgeon Capital agreed to subscribe from the Company, 58,590,000,000,000 Class A ordinary shares, par value US$0.0000001 per share, of the Company (the “Converted Shares”), as the repayment by the Company to Burgeon Capital of all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342,000. On the same date, the Company consummated the issuance of the Converted Shares.

On June 6, 2024, the Company adopted an equity incentive plan (the “2024 Equity Incentive Plan”) and issued thereunder 6,142,789,000,000 Class B ordinary shares, par value US$0.0000001 per share, of the Company (the “Reserved Shares”) to Golden Stream Ltd., a limited liability company incorporated in Cayman Islands (the “ESOP Platform”). The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2024 Equity Incentive Plan, and (ii) after any vesting to the participants, on behalf of the participants pursuant to the respective share award agreements.

On July 5, 2024, the Company transferred its listing to The Nasdaq Capital Market.

On August 7, 2024, the Company and MMTEC, Inc. agreed to extend the maturity date of the remaining Note and accrued but unpaid interest to date to December 31, 2024.